SUPPLEMENT DATED APRIL 10, 2014
to

PROSPECTUS DATED APRIL 29, 2011
FOR SUN PRIME SURVIVORSHIP VARIABLE UNIVERSAL LIFE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

This supplement contains information regarding changes to investment options that are available under your Contract.

Effective after the close of business on April 30, 2014, the names of the following investment options will change:

Old Name	New Name

Franklin Income Securities Fund Franklin Templeton VIP Founding Funds Allocation Fund	Franklin Income VIP Fund Franklin Founding Funds Allocation VIP Fund

Mutual Shares Securities Fund	Franklin Mutual Shares VIP Fund

Franklin Small Cap Value Securities Fund	Franklin Small Cap Value VIP Fund

Franklin Strategic Income Securities Fund	Franklin Strategic Income VIP Fund

Franklin U.S. Government Fund	Franklin U.S. Government Securities VIP Fund

Templeton Growth Securities Fund	Templeton Growth VIP Fund

PIMCO Global Multi-Asset Portfolio                                                                                                           PIMCO Global Multi-Asset Managed Allocation Portfolio

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Sun Prime Survivorship (US) 4/2014